Gains (losses) from operating activities in the statement of income, included according to their nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 2,862,315	$ 1,817,191	$ 1,943,655
Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	908,815	701,688	723,920
Sodium Nitrates [Member]
Statement [Line Items]
Revenue	24,829	18,291	20,679
Potassium Nitrate And Sodium Potassium Nitrate [Member]
Statement [Line Items]
Revenue	539,336	424,041	457,477
Specialty Blends [Member]
Statement [Line Items]
Revenue	234,369	163,033	153,739
Other Specialty Fertilizers [Member]
Statement [Line Items]
Revenue	110,281	96,323	92,025
Iodine And Derivatives [Member]
Statement [Line Items]
Revenue	437,931	334,657	371,020
Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	936,121	383,373	505,714
Potassium [Member]
Statement [Line Items]
Revenue	416,592	209,294	212,151
Industrial chemicals [Member]
Statement [Line Items]
Revenue	132,011	160,608	94,875
Other Products [Member]
Statement [Line Items]
Revenue	30,845	27,571	35,975
Income From Services [Member]
Statement [Line Items]
Revenue	3,428	3,241	3,410
Income From leasing Of Properties [Member]
Statement [Line Items]
Revenue	1,531	1,457	1,438
Income from subleases on right-of-use assets [Member]
Statement [Line Items]
Revenue	146	176	261
Commodities [Member]
Statement [Line Items]
Revenue	12,468	11,938	16,176
Other Ordinary Income Commercial Offices [Member]
Statement [Line Items]
Revenue	$ 13,272	$ 10,759	$ 14,690